Fees Summary	Oct. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,750,000.00
Previously Paid Amount	26,513.25
Total Fee Amount	26,513.25
Total Offset Amount	0.00
Net Fee	$ 0.00